Related Party Transactions (Details Narrative) (USD $)	3 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Accounts payable - related parties	$ 13,400		$ 74,562	$ 9,638
Legal Fee [Member]
Expense recognized			197,609
Expense recognized unpaid amounts			32,018
Officer and directors [Member] | Management Fee [Member]
Fees paid or due to related party	37,945	75,040	49,097	43,298
Directors [Member] | Legal Fee [Member]
Fees paid or due to related party	$ 34,945	$ 40,190	$ 165,591	$ 72,503